Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Impact on loss before tax, increase	$ 526	$ 60	$ 996
Impact on loss before tax, decrease	$ 526	$ 60	$ 996